Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Other Operating Income Expense [Line Items]
Share based payment expense	$ 35,589	$ 41,487	$ 39,745
Legal and Professional [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Share based payment expense		$ 144	$ 288